LONG-TERM DEPOSITS (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 JPY (¥)
Debt Instrument [Line Items]
Long-term deposits	$ 958,015	¥ 150,216,792	¥ 150,407,276
Security Deposits [Member]
Debt Instrument [Line Items]
Long-term deposits	912,057	143,010,477	142,725,261
Guarantee Deposits [Member]
Debt Instrument [Line Items]
Long-term deposits	$ 45,958	¥ 7,206,315	¥ 7,682,015